Exhibit 99.1

World Omni Select Auto Trust 2024-A

Monthly Servicer Certificate

July 31, 2024

Dates Covered
Collections Period	07/03/24 - 07/31/24
Interest Accrual Period	07/24/24 - 08/14/24
30/360 Days	21
Actual/360 Days	22
Distribution Date	08/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	797,946,062.88	26,473
Principal Payments	19,432,078.18	358
Defaulted Receivables	0.00	0
Repurchased Accounts	0.00	0
Pool Balance at 07/31/24	778,513,984.70	26,115

Pool Statistics	$ Amount	# of Accounts
Pool Factor	97.56%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	797,946,062.88	26,473

Delinquent Receivables:
Past Due 31-60 days	19,737,923.52	710
Past Due 61-90 days	205,353.38	8
Past Due 91-120 days	40,859.47	1
Past Due 121+ days	0.00	0
Total	19,984,136.37	719

Total 31+ Delinquent as % Ending Pool Balance	2.57%
Total 61+ Delinquent as % Ending Pool Balance	0.03%
Delinquency Trigger Occurred	NO

Recoveries	0.00
Aggregate Net Losses/(Gains) - July 2024	0.00
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.00%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	46,710,839.08
Actual Overcollateralization	27,428,805.31
Weighted Average Contract Rate	10.80%
Weighted Average Remaining Term	65.72

Flow of Funds	$ Amount
Collections	25,924,432.61
Investment Earnings on Cash Accounts	4,574.88
Servicing Fee	(775,780.89)
Transfer to Collection Account	-
Available Funds	25,153,226.60

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	1,939,437.07
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	110,925.38
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	178,043.54
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	22,924,820.61
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	-

Total Distributions of Available Funds	25,153,226.60

Servicing Fee	775,780.89
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	610,430,000.00
Original Class B	36,710,000.00
Original Class C	57,050,000.00
Original Class D	39,900,000.00
Original Class E	29,920,000.00

Total Class A, B, C, D, & E
Original Note Balance	774,010,000.00
Principal Paid	22,924,820.61
Note Balance @ 08/15/24	751,085,179.39

Class A-1
Original Note Balance	135,000,000.00
Principal Paid	22,924,820.61
Note Balance @ 08/15/24	112,075,179.39
Note Factor @ 08/15/24	83.0186514%

Class A-2a
Original Note Balance	215,250,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	215,250,000.00
Note Factor @ 08/15/24	100.0000000%

Class A-2b
Original Note Balance	70,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	70,000,000.00
Note Factor @ 08/15/24	100.0000000%

Class A-3
Original Note Balance	190,180,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	190,180,000.00
Note Factor @ 08/15/24	100.0000000%

Class B
Original Note Balance	36,710,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	36,710,000.00
Note Factor @ 08/15/24	100.0000000%

Class C
Original Note Balance	57,050,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	57,050,000.00
Note Factor @ 08/15/24	100.0000000%

Class D
Original Note Balance	39,900,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	39,900,000.00
Note Factor @ 08/15/24	100.0000000%

Class E
Original Note Balance	29,920,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	29,920,000.00
Note Factor @ 08/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,228,405.99
Total Principal Paid	22,924,820.61
Total Paid	25,153,226.60

Class A-1
Coupon	5.54500%
Interest Paid	457,462.50
Principal Paid	22,924,820.61
Total Paid to A-1 Holders	23,382,283.11

Class A-2a
Coupon	5.37000%
Interest Paid	674,270.63
Principal Paid	0.00
Total Paid to A-2a Holders	674,270.63

Class A-2b
SOFR Rate	5.34644%
Coupon	5.96644%
Interest Paid	255,231.04
Principal Paid	0.00
Total Paid to A-2b Holders	255,231.04

Class A-3
Coupon	4.98000%
Interest Paid	552,472.90
Principal Paid	0.00
Total Paid to A-3 Holders	552,472.90

Class B
Coupon	5.18000%
Interest Paid	110,925.38
Principal Paid	0.00
Total Paid to B Holders	110,925.38

Class C
Coupon	5.35000%
Interest Paid	178,043.54
Principal Paid	0.00
Total Paid to C Holders	178,043.54

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.8790403
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.6182486
Total Distribution Amount	32.4972889

A-1 Interest Distribution Amount	3.3886111
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	169.8134860
Total A-1 Distribution Amount	173.2020971

A-2a Interest Distribution Amount	3.1325000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.1325000

A-2b Interest Distribution Amount	3.6461577
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.6461577

A-3 Interest Distribution Amount	2.9050000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.9050000

B Interest Distribution Amount	3.0216666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0216666

C Interest Distribution Amount	3.1208333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.1208333

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 07/24/24	3,989,730.31
Investment Earnings	4,574.88
Investment Earnings Paid	(4,574.88)
Deposit/(Withdrawal)	-
Balance as of 08/15/24	3,989,730.31
Change	-

Required Reserve Amount	3,989,730.31

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2024-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.